UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska		68197
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson Fund Services 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 662-4203

Date of fiscal year end:	March 31

Date of reporting period:	January 1, 2013 – June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 27.4%
$936,140	Banc of America Mortgage Trust REMIC, 5.50%, 07/25/35	$930,615
237,971	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	255,965
244,708	Bear Stearns Asset Backed Securities I Trust REMIC, 0.59%, 10/25/34 (a)	241,989
95,557	Bear Stearns Asset Backed Securities I Trust REMIC, 0.41%, 12/25/35 (a)	94,954
203,136	Bear Stearns Asset Backed Securities I Trust REMIC, 0.41%, 02/25/36 (a)	200,825
517,259	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.53%, 09/11/41	536,209
129,461	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.60%, 01/25/15	130,074
206,416	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.27%, 06/25/15	208,456
338,177	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.40%, 02/25/30	338,588
217,870	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	221,378
106,904	Citicorp Mortgage Securities Pass-Through Certificates Trust REMIC, 5.50%, 04/25/35	106,264
35,608	Citicorp Mortgage Securities Pass-Through Certificates Trust REMIC, 5.50%, 11/25/35	35,376
863,088	Citigroup Mortgage Loan Trust Inc. REMIC, 0.34%, 08/25/36 (a)	830,096
339,197	Citigroup Mortgage Loan Trust Inc. REMIC, 0.34%, 10/25/36 (a)	335,510
176,404	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	180,024
314,089	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.63%, 10/25/30 (a) (b)	273,822
41,035	Countrywide Alternative Loan Trust REMIC, 4.59%, 08/25/36 (a)	40,985
524,727	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	526,420
118,754	Countrywide Asset-Backed Certificates REMIC, 0.43%, 04/25/36 (a)	118,007
449,468	Countrywide Asset-Backed Certificates REMIC, 0.37%, 07/25/36 (a)	435,851
59,701	Countrywide Asset-Backed Certificates REMIC, 0.54%, 08/25/47 (a)	59,457
115,348	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	117,376
298,797	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.32%, 02/25/33 (a)	268,773
654,354	Fremont Home Loan Trust REMIC, 1.06%, 11/25/34 (a)	597,067
650,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.84%, 03/25/34 (a)	643,936
800,000	GS Mortgage Securities Corp. II REMIC, 3.65%, 03/10/44 (b)	843,886
77,275	Home Equity Asset Trust REMIC, 0.30%, 07/25/37 (a)	77,105
363,550	Irwin Whole Loan Home Equity Trust REMIC, 1.29%, 11/25/28 (a)	361,645
840,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.42%, 07/25/36 (a)	743,718
895,000	Long Beach Mortgage Loan Trust REMIC, 1.09%, 10/25/34 (a)	823,796
735,000	Long Beach Mortgage Loan Trust REMIC, 0.93%, 04/25/35 (a)	732,356
223,445	MASTR Asset Backed Securities Trust REMIC, 0.27%, 05/25/37 (a)	222,907
86,002	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	85,809
375,000	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	393,045
526,638	Morgan Stanley Home Equity Loan Trust REMIC, 0.90%, 12/25/34 (a)	515,735
383,405	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.87%, 06/25/35 (a)	374,643
244,896	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	170,587
471,951	Option One Mortgage Loan Trust Asset-Backed Certificates REMIC, 0.40%, 12/25/35 (a)	463,738
457,457	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	488,615
399,349	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	406,226
44,406	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	44,577
820,885	Preferred Term Securities XII Ltd., 0.97%, 12/24/33 (a) (b) (c)	677,231
801,665	Preferred Term Securities XIV Ltd., 0.75%, 06/24/34 (a) (b) (c)	633,315
536,257	Preferred Term Securities XXIV Ltd., 0.57%, 03/22/37 (a) (b) (c)	375,380

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$312,550	RAAC Trust REMIC, 0.36%, 08/25/36 (a)	$311,515
403,184	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	404,116
235,323	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	238,920
426,590	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 05/25/34	430,662
93,869	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	97,050
232,707	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	225,128
850,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.70%, 06/25/35 (a)	763,521
180,440	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	174,770
383,551	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	394,399
340,281	Residential Asset Securities Corp. Trust REMIC, 3.77%, 01/25/32 (a)	342,899
358,209	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	368,706
213,549	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33	218,648
199,497	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	207,374
146,802	Residential Asset Securities Corp. Trust REMIC, 0.38%, 03/25/36 (a)	145,982
398,989	SACO I Trust REMIC, 0.75%, 11/25/35 (a)	393,435
332,668	Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (a) (b)	343,725
48,676	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 4.79%, 03/25/35	48,527
366,675	Terwin Mortgage Trust REMIC, 3.12%, 11/25/35 (a)	364,816
134,448	Vanderbilt Mortgage & Finance REMIC, 6.57%, 08/07/24	138,993
710,934	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	748,629
402,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/17/45	386,656
261,800	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.57%, 12/25/35 (a)	257,086
214,772	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.33%, 07/25/36 (a)	212,245

Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,888,296)		23,380,133

Corporate Bonds - 31.2%
Consumer Discretionary - 2.9%
780,000	DIRECTV Holdings LLC, 2.40%, 03/15/17	783,540
300,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	305,250
285,000	Hanesbrands Inc., 6.38%, 12/15/20	303,881
520,000	Maytag Corp., 5.00%, 05/15/15	551,503
375,000	Mohawk Industries Inc., 6.38%, 01/15/16 (d)	413,909
125,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	122,453
		2,480,536
Consumer Staples - 2.4%
825,000	Cargill Inc., 1.90%, 03/01/17 (b)	828,165
785,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	822,934
395,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	387,100
		2,038,199
Energy - 1.9%
615,000	ConocoPhillips, 4.60%, 01/15/15	652,019
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	483,239
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	499,456
		1,634,714
Financials - 16.9%
735,000	ACE INA Holdings Inc., 5.60%, 05/15/15	796,958
710,000	American Express Bank FSB, 0.49%, 06/12/17 (a)	699,551
850,000	American Honda Finance Corp, 1.60%, 02/16/18 (b)	835,396
665,000	Bank of America Corp., 3.75%, 07/12/16	697,001
650,000	Berkshire Hathaway Inc., 1.90%, 01/31/17	656,724
565,000	Caterpillar Financial Services Corp., 1.63%, 06/01/17	561,258
735,000	Citigroup Inc., 4.45%, 01/10/17	786,817
740,000	CME Group Index Services LLC, 4.40%, 03/15/18 (b)	802,609
290,000	General Electric Capital Corp., 0.54%, 08/07/18 (a)	282,724

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$325,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	$338,000
270,000	Genworth Financial Inc., 7.63%, 09/24/21	313,616
540,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	572,444
695,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	785,350
510,000	KeyBank NA, 4.95%, 09/15/15	549,329
660,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	670,276
785,000	Morgan Stanley, 3.80%, 04/29/16	816,331
745,000	Murray Street Investment Trust I, 4.65%, 03/09/17	788,538
650,000	PNC Funding Corp., 0.48%, 01/31/14 (a)	649,977
670,000	Pricoa Global Funding I, 0.48%, 06/24/16 (a) (b)	660,012
140,000	Regions Financial Corp., 7.75%, 11/10/14	151,281
585,000	Regions Financial Corp., 2.00%, 05/15/18	552,795
650,000	State Street Bank & Trust Co., 0.47%, 12/08/15 (a)	647,838
705,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (e)	796,650
		14,411,475
Industrials - 2.1%
495,000	Textron Inc., 6.20%, 03/15/15	532,777
495,000	Union Pacific Corp., 5.70%, 08/15/18	576,542
590,000	United Technologies Corp., 5.38%, 12/15/17	676,514
		1,785,833
Information Technology - 2.3%
525,000	CA Inc., 6.13%, 12/01/14	560,005
840,000	Intel Corp., 1.35%, 12/15/17	821,748
600,000	International Business Machines Corp., 2.00%, 01/05/16	615,417
		1,997,170
Materials - 0.6%
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (d)	506,193

Telecommunication Services - 0.4%
310,000	Crown Castle International Corp., 7.13%, 11/01/19	330,925

Utilities - 1.7%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	404,413
565,000	Georgia Power Co., 3.00%, 04/15/16	591,171
416,000	PacifiCorp, 5.45%, 09/15/13	420,183
		1,415,767

Total Corporate Bonds (cost $26,214,068)		26,600,812

Government and Agency Obligations - 37.9%
GOVERNMENT SECURITIES - 33.4%
Federal Home Loan Mortgage Corp. - 0.4%
350,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (f)	350,599

Municipals - 3.9%
455,000	City of Indianapolis, Indiana, 0.63%, 07/01/14	455,327
165,000	City of Lincoln, Nebraska, 4.25%, 11/01/14	170,453
380,000	City of Omaha, Nebraska, RB, 2.40%, 12/01/16	391,879
530,000	Nebraska Investment Finance Authority, 0.90%, 03/01/15	530,350
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	625,608
325,000	State of Mississippi, 2.63%, 11/01/16	342,186
800,000	Tennessee Housing Development Agency, 0.50%, 07/01/14	799,392
		3,315,195
Treasury Inflation Index Securities - 0.9%
711,085	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (g)	729,196

U.S. Treasury Securities - 28.2%
9,720,000	U.S. Treasury Note, 0.25%, 12/15/15	9,659,250
5,040,000	U.S. Treasury Note, 1.75%, 05/31/16	5,197,500
9,400,000	U.S. Treasury Note, 0.63%, 09/30/17	9,187,767
		24,044,517
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 4.5%
Federal Home Loan Mortgage Corp. - 1.1%
488,186	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	515,886
450,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	465,551
		981,437
Federal National Mortgage Association - 3.4%
573,297	Federal National Mortgage Association REMIC, 4.50%, 08/25/21	592,262
209,498	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	216,133
505,984	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	537,550
863,640	Federal National Mortgage Association, 3.00%, 10/01/26	888,373

See accompanying Notes to Portfolio Investments.

Shares or Principal Amount	Security Description	Value
$602,518	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	$623,362
489,509	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	41,509
		2,899,189

Total Government and Agency Obligations (cost $32,567,387)		32,320,133

Preferred Stocks - 0.6%
550	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 08/05/13) (e)	471,592

Total Preferred Stocks (cost $564,328)		471,592

Short Term Investments - 2.0%
Investment Company - 2.0%
1,659,024	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (h)	1,659,024

Total Short Term Investments (cost $1,659,024)		1,659,024

Total Investments - 99.1% (cost $83,893,103)		84,431,694
Other assets in excess of liabilities - 0.9%		783,642
NET ASSETS - 100%		$85,215,336

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Portfolio Investments.

(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	This security is a direct debt of the agency and not collateralized by mortgages.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

AMBAC	AMBAC Indemnity Corp.
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 28.7%
$1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.36%, 09/10/47 (a)	$1,453,101
823,061	Banc of America Mortgage Trust REMIC, 5.50%, 07/25/35	818,204
330,277	Bear Stearns Asset Backed Securities Trust REMIC, 5.50%, 10/25/33 (a)	344,260
581,190	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.53%, 09/11/41	602,482
685,000	Cabela’s Master Credit Card Trust, 2.71%, 02/17/26 (b)	640,107
246,919	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	250,895
35,608	Citicorp Mortgage Securities Pass-Through Certificates Trust REMIC, 5.50%, 11/25/35	35,376
599,103	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	627,725
908,514	Citigroup Mortgage Loan Trust Inc. REMIC, 0.34%, 08/25/36 (a)	873,786
269,618	Citigroup Mortgage Loan Trust Inc. REMIC, 0.34%, 10/25/36 (a)	266,688
176,404	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	180,024
319,751	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.63%, 10/25/30 (a) (b)	278,758
41,035	Countrywide Alternative Loan Trust REMIC, 4.59%, 08/25/36 (a)	40,985
403,284	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	404,585
63,982	Countrywide Asset-Backed Certificates REMIC, 0.43%, 04/25/36 (a)	63,579
281,870	Countrywide Asset-Backed Certificates REMIC, 0.37%, 07/25/36 (a)	273,331
115,348	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	117,376
138,447	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	145,670
298,797	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.32%, 02/25/33 (a)	268,773
468,486	Credit-Based Asset Servicing and Securitization LLC REMIC, 5.75%, 12/25/37 (a)	476,506
500,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.84%, 03/25/34 (a)	495,336
575,000	GS Mortgage Securities Corp. II REMIC, 3.65%, 03/10/44 (b)	606,543
15,384	Home Equity Asset Trust REMIC, 0.30%, 07/25/37 (a)	15,351
378,388	Irwin Whole Loan Home Equity Trust REMIC, 1.29%, 11/25/28 (a)	376,406
860,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.42%, 07/25/36 (a)	761,425
220,905	MASTR Asset Backed Securities Trust REMIC, 0.27%, 05/25/37 (a)	220,374
79,386	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	79,209
825,000	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	864,699
383,489	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.87%, 06/25/35 (a)	374,725
265,304	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	184,802
300,000	Novastar Home Equity Loan REMIC, 1.84%, 03/25/35 (a)	294,699
514,856	Option One Mortgage Loan Trust Asset-Backed Certificates REMIC, 0.40%, 12/25/35 (a)	505,896
559,114	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	597,196
106,970	Park Place Securities Inc. REMIC, 0.81%, 10/25/34 (a)	106,838
872,414	Preferred Term Securities XII Ltd., 0.97%, 12/24/33 (a) (b) (c)	719,742
801,665	Preferred Term Securities XIV Ltd., 0.75%, 06/24/34 (a) (b) (c)	633,315
1,046,858	Preferred Term Securities XXI Ltd., 0.92%, 03/22/38 (a) (b) (c) (d)	418,743
524,251	Preferred Term Securities XXIV Ltd., 0.57%, 03/22/37 (a) (b) (c)	366,976
392,047	RAAC Trust REMIC, 0.36%, 08/25/36 (a)	390,748
246,262	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	250,027
255,954	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 05/25/34	258,397
463,550	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	479,260
156,761	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	151,655
506,259	Residential Asset Mortgage Products Inc. Trust REMIC, 5.63%, 01/25/34	531,006
870,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.70%, 06/25/35 (a)	781,486

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$221,646	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	$214,680
322,183	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	331,295
333,218	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	342,982
199,497	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	207,374
398,989	SACO I Trust REMIC, 0.75%, 11/25/35 (a)	393,435
349,845	Structured Asset Securities Corp. REMIC, 1.24%, 11/25/34 (a)	321,671
118,565	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33 (a)	119,793
328,960	Vanderbilt Mortgage & Finance Inc., 5.84%, 02/07/26	336,604
795,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/17/45	764,655
493,911	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.57%, 12/25/35 (a)	485,017
128,784	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.33%, 07/25/36 (a)	127,269
259,039	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 11/25/36	266,371
625,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	597,178
430,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	436,252

Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,596,231)		23,571,641

Corporate Bonds - 23.5%
Consumer Discretionary - 2.7%
465,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	446,432
300,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	305,250
290,000	Hanesbrands Inc., 6.38%, 12/15/20	309,212
325,000	Mohawk Industries Inc., 6.38%, 01/15/16 (e)	358,722
360,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	384,288
355,000	Whirlpool Corp., 4.85%, 06/15/21	373,746
		2,177,650
Consumer Staples - 2.4%
235,000	Cargill Inc., 3.25%, 11/15/21 (b)	229,003
445,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	466,504
405,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	396,900
450,000	PepsiCo Inc., 4.88%, 11/01/40	459,927
380,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	440,058
		1,992,392
Energy - 0.9%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	391,694
270,000	Tosco Corp., 8.13%, 02/15/30	374,271
		765,965
Financials - 10.1%
325,000	ACE INA Holdings Inc., 5.90%, 06/15/19	387,101
390,000	American Express Co., 6.80%, 09/01/66 (a)	416,325
505,000	American Honda Finance Corp, 1.60%, 02/16/18 (b)	496,323
405,000	Bank of America Corp., 5.65%, 05/01/18	449,788
285,000	Chubb Corp., 6.80%, 11/15/31	355,645
435,000	Citigroup Inc., 4.45%, 01/10/17	465,667
455,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	473,200
285,000	Genworth Financial Inc., 7.63%, 09/24/21	331,039
445,000	Goldman Sachs Capital I, 6.35%, 02/15/34	427,923
432,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	457,955
405,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (f)	457,650
311,000	KeyBank NA, 4.95%, 09/15/15	334,983
405,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	411,305
445,000	Morgan Stanley, 3.80%, 04/29/16	462,761
375,000	PNC Funding Corp., 0.48%, 01/31/14 (a)	374,987
285,000	Prudential Financial Inc., 7.38%, 06/15/19	348,114
88,000	Regions Financial Corp., 7.75%, 11/10/14	95,091
380,000	Regions Financial Corp., 2.00%, 05/15/18	359,081
375,000	State Street Bank & Trust Co., 0.47%, 12/08/15 (a)	373,753
353,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (f)	363,590

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$410,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (f)	$463,300
		8,305,581
Health Care - 0.2%
160,000	Pfizer Inc., 6.20%, 03/15/19	192,856

Industrials - 1.5%
345,000	Textron Inc., 6.20%, 03/15/15	371,329
335,000	Union Pacific Corp., 5.70%, 08/15/18	390,185
380,000	United Technologies Corp., 6.13%, 07/15/38	463,684
		1,225,198
Information Technology - 2.0%
345,000	CA Inc., 6.13%, 12/01/14	368,003
470,000	Intel Corp., 2.70%, 12/15/22	438,675
360,000	International Business Machines Corp., 5.60%, 11/30/39	414,702
455,000	Motorola Solutions Inc., 3.75%, 05/15/22	442,068
		1,663,448
Materials - 1.9%
405,000	Dow Chemical Co., 4.25%, 11/15/20	426,290
305,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	343,847
493,000	Mosaic Co., 3.75%, 11/15/21	493,135
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (e)	314,373
		1,577,645
Telecommunication Services - 0.4%
305,000	Crown Castle International Corp., 7.13%, 11/01/19	325,588

Utilities - 1.4%
315,000	Alabama Power Co., 5.50%, 10/15/17	359,740
300,000	Dayton Power & Light Co., 5.13%, 10/01/13	303,310
370,000	PacifiCorp, 6.25%, 10/15/37	450,664
		1,113,714

Total Corporate Bonds (cost $19,044,109)		19,340,037

Government and Agency Obligations - 42.6%
GOVERNMENT SECURITIES - 21.5%
Municipals - 2.4%
480,000	Montana Board of Housing, 2.38%, 06/01/20	467,414
325,000	New York City Municipal Water Finance Authority, 5.72%, 06/15/42	363,145
215,000	State of Connecticut, 4.95%, 12/01/20	244,752
215,000	State of Connecticut, 5.63%, 12/01/29	245,799
240,000	University of Michigan, 6.01%, 04/01/25	273,466
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	367,003
		1,961,579
Treasury Inflation Index Securities - 1.0%
832,178	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	813,974

U.S. Treasury Securities - 18.1%
1,130,000	U.S. Treasury Bond, 5.38%, 02/15/31	1,471,825
2,140,000	U.S. Treasury Bond, 4.38%, 11/15/39	2,511,825
2,700,000	U.S. Treasury Note, 0.63%, 09/30/17	2,639,039
4,200,000	U.S. Treasury Note, 3.38%, 11/15/19	4,618,690
3,920,000	U.S. Treasury Note, 1.63%, 11/15/22	3,656,623
		14,898,002
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 21.1%
Federal Home Loan Mortgage Corp. - 6.9%
989,736	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,047,119
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,368,517
700,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	724,190
1,246,500	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,319,539
1,150,975	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	1,249,259
		5,708,624
Federal National Mortgage Association - 11.5%
143,719	Federal National Mortgage Association, 5.50%, 11/01/16	151,575
51,858	Federal National Mortgage Association, 4.50%, 12/01/18	55,084
951,770	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,005,682
604,531	Federal National Mortgage Association, 7.50%, 08/01/22	670,253
172,204	Federal National Mortgage Association, 4.00%, 06/01/24	181,536
67,963	Federal National Mortgage Association, 4.00%, 10/01/24	71,820
813,597	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	872,725
1,130,237	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	1,230,382
82,559	Federal National Mortgage Association, 5.00%, 08/01/34	89,186
1,365,187	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	1,434,117

See accompanying Notes to Portfolio Investments.

Shares or Principal Amount	Security Description	Value
$1,200,328	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	$1,241,855
116,210	Federal National Mortgage Association, 5.50%, 08/01/37	126,614
362,334	Federal National Mortgage Association, 6.00%, 09/01/38	393,128
720,531	Federal National Mortgage Association, 4.50%, 01/01/40	786,152
1,081,375	Federal National Mortgage Association, 4.00%, 04/01/41	1,133,876
		9,443,985
Government National Mortgage Association - 2.7%
1,743,187	Government National Mortgage Association, 3.00%, 03/20/43	1,728,034
444,244	Government National Mortgage Association, 4.72%, 06/20/61	489,719
		2,217,753

Total Government and Agency Obligations (cost $34,745,771)		35,043,917

Preferred Stock - 0.6%
580	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 08/05/13) (f)	497,315

Total Preferred Stocks (cost $595,666)		497,315

Exchange Traded Funds - 0.6%
5,047	iShares iBoxx High Yield Corporate Bond Fund	458,570

Total Exchange Traded Funds (cost $436,132)		458,570

Investment Company - 1.7%
142,839	Federated Institutional High-Yield Bond Fund	1,428,389

Total Investment Company (cost $1,306,326)		1,428,389

Short Term Investments - 1.4%
Investment Company - 1.4%
1,155,655	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (h)	1,155,655

Total Short Term Investments (cost $1,155,655)		1,155,655

Total Investments - 99.1% (cost $80,879,890)		81,495,524
Other assets in excess of liabilities - 0.9%		703,072
NET ASSETS - 100%		$82,198,596

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Portfolio Investments.

(d)	The security has been placed on non-accrual.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 62.7%
Consumer Discretionary - 8.1%
6,700	BorgWarner Inc. (a)	$577,205
1,250	Chipotle Mexican Grill Inc. (a)	455,438
18,500	Comcast Corp. - Class A	774,780
8,200	Discovery Communications Inc. — Class C (a)	571,212
9,800	Nordstrom Inc.	587,412
420	NVR Inc. (a)	387,240
985	Priceline.com Inc. (a)	814,723
7,100	Starbucks Corp.	464,979
5,450	Ulta Salon Cosmetics & Fragrance Inc. (a)	545,872
4,200	Wynn Resorts Ltd.	537,600
		5,716,461
Consumer Staples - 6.7%
10,300	Church & Dwight Co. Inc.	635,613
11,700	Colgate-Palmolive Co.	670,293
5,200	Costco Wholesale Corp.	574,964
7,000	Hershey Co.	624,960
7,150	Mead Johnson Nutrition Co.	566,494
6,400	PriceSmart Inc.	560,832
6,300	United Natural Foods Inc. (a)	340,137
14,800	Whole Foods Market Inc.	761,904
		4,735,197
Energy - 5.8%
4,950	Chevron Corp.	585,783
10,100	Exxon Mobil Corp.	912,535
5,600	Helmerich & Payne Inc.	349,720
12,800	Noble Energy Inc.	768,512
9,350	Occidental Petroleum Corp.	834,301
9,400	Schlumberger Ltd.	673,604
		4,124,455
Financials - 11.1%
7,850	ACE Ltd.	702,418
4,650	Affiliated Managers Group Inc. (a)	762,321
7,900	American Tower Corp.	578,043
24,100	BioMed Realty Trust Inc.	487,543
3,000	BlackRock Inc.	770,550
6,050	Chubb Corp.	512,133
8,800	Citigroup Inc.	422,136
3,925	Credit Acceptance Corp. (a)	412,321
18,375	JPMorgan Chase & Co.	970,016
4,850	M&T Bank Corp.	541,987
16,500	MetLife Inc.	755,040
25,100	U.S. Bancorp	907,365
		7,821,873
Health Care - 8.1%
3,500	Biogen Idec Inc. (a)	753,200
7,350	Celgene Corp. (a)	859,288
8,100	Cerner Corp. (a)	778,329
5,550	Cooper Cos. Inc.	660,728
8,875	Covidien Plc	557,705
6,750	Medidata Solutions Inc. (a)	522,788
9,200	Thermo Fisher Scientific Inc.	778,596
9,466	Valeant Pharmaceuticals International Inc. (a)	814,833
		5,725,467
Industrials - 6.7%
7,500	Dover Corp.	582,450
14,850	Fortune Brands Home & Security Inc.	575,289
22,450	General Electric Co.	520,616
8,200	Jacobs Engineering Group Inc. (a)	452,066
4,400	Parker Hannifin Corp.	419,760
5,300	Roper Industries Inc.	658,366
5,100	Union Pacific Corp.	786,828
8,400	United Parcel Service Inc. - Class B	726,432
		4,721,807
Information Technology - 11.3%
13,000	Adobe Systems Inc. (a)	592,280
2,585	Apple Inc.	1,023,867
5,050	Citrix Systems Inc. (a)	304,666
7,000	Cognizant Technology Solutions Corp. - Class A (a)	438,270
3,600	FactSet Research Systems Inc.	366,984
1,330	Google Inc. - Class A (a)	1,170,892
7,600	IAC/InterActiveCorp.	361,456
13,700	Intel Corp.	331,814
1,020	MasterCard Inc. - Class A	585,990
24,400	Mentor Graphics Corp.	477,020
24,100	Microsoft Corp.	832,173
23,000	Oracle Corp.	706,560
12,500	QUALCOMM Inc.	763,500
		7,955,472
Materials - 2.4%
3,600	Agrium Inc.	313,056
5,200	Eastman Chemical Co.	364,052
5,700	Monsanto Co.	563,160
4,000	Praxair Inc.	460,640
		1,700,908
Telecommunication Services - 1.2%
16,350	Verizon Communications Inc.	823,059

Utilities - 1.3%
6,700	NextEra Energy Inc.	545,916
8,300	Southern Co.	366,279
		912,195

Total Common Stocks (cost $30,846,524)		44,236,894

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
Corporate Bonds - 23.7%
Consumer Discretionary - 1.8%
$500,000	Comcast Corp., 5.70%, 05/15/28	$582,569
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	327,630
300,000	Viacom Inc., 6.25%, 04/30/16	338,732
		1,248,931
Consumer Staples - 2.4%
500,000	Anheuser-Busch Cos. Inc., 5.00%, 03/01/19	563,027
300,000	Coca-Cola Enterprises Inc., 4.50%, 09/01/21	319,247
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	361,651
400,000	CVS Caremark Corp., 4.13%, 05/15/21	422,526
		1,666,451
Energy - 2.0%
300,000	BP Capital Markets Plc, 3.63%, 05/08/14	307,803
400,000	Occidental Petroleum Corp., 2.70%, 02/15/23	368,923
200,000	ONEOK Partners LP, 6.15%, 10/01/16	227,974
500,000	Shell International Finance BV, 3.25%, 09/22/15	527,706
		1,432,406
Financials - 6.8%
400,000	American Express Co., 5.50%, 09/12/16	446,623
500,000	Commonwealth Bank of Australia, 2.95%, 04/13/20 (b) (c)	480,272
500,000	General Electric Capital Corp., 5.63%, 09/15/17	566,157
300,000	Goldman Sachs Group Inc., 5.25%, 10/15/13	303,701
280,000	Health Care REIT Inc., 6.20%, 06/01/16	314,362
500,000	JPMorgan Chase & Co., 6.40%, 10/02/17	576,541
500,000	Morgan Stanley, 0.76%, 10/15/15 (b)	490,270
250,000	Regions Bank, 7.50%, 05/15/18	291,602
300,000	Simon Property Group LP, 2.80%, 01/30/17	308,750
494,000	Vornado Realty Trust, 4.25%, 04/01/15	514,239
500,000	Wachovia Corp., 5.25%, 08/01/14	522,231
		4,814,748
Health Care - 1.6%
500,000	Novartis Securities Investment Ltd., 5.13%, 02/10/19	575,234
500,000	Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	519,476
		1,094,710
Industrials - 2.1%
200,000	Caterpillar Inc., 7.90%, 12/15/18	257,877
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (d)	594,357
300,000	Honeywell International Inc., 5.30%, 03/01/18	341,676
300,000	Union Pacific Corp., 4.16%, 07/15/22	319,004
		1,512,914
Information Technology - 0.5%
300,000	Oracle Corp., 3.88%, 07/15/20	319,950

Materials - 1.0%
350,000	Mosaic Co., 3.75%, 11/15/21	350,096
400,000	Vale Overseas Ltd., 4.38%, 01/11/22	379,737
		729,833
Telecommunication Services - 1.7%
500,000	AT&T Inc., 4.45%, 05/15/21	538,255
300,000	Cellco Partnership, 5.55%, 02/01/14	307,988
300,000	Verizon Communications Inc., 4.90%, 09/15/15	325,061
		1,171,304
Utilities - 3.8%
400,000	Alabama Power Co., 5.88%, 12/01/22	470,836
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	428,343
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	451,786
450,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	494,645
300,000	ONEOK Inc., 4.25%, 02/01/22	295,002
500,000	Sempra Energy, 6.50%, 06/01/16	573,262
		2,713,874

Total Corporate Bonds (cost $16,554,473)		16,705,121

Government and Agency Obligations - 8.2%
GOVERNMENT SECURITIES - 7.8%
Federal Home Loan Bank - 0.7%
300,000	Federal Home Loan Bank, 2.00%, 10/15/27 (e) (f)	290,964
200,000	Federal Home Loan Bank, 1.50%, 01/25/28 (e) (f)	193,919
		484,883
Municipals - 5.5%
350,000	California State University, RB, 5.45%, 11/01/22	386,494
250,000	City of Aurora, Illinois, GO, Series A, 4.25%, 12/30/17	274,590
250,000	City of Industry, California, RB, 7.00%, 01/01/21	276,683

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$150,000	County of St. Charles, Missouri, RB, 5.16%, 10/01/20	$169,085
190,000	Denver City & County Board of Water Commission, RB, Series A, 5.00%, 12/15/19	217,818
100,000	Denver Regional Transportation District, RB, 2.21%, 11/01/21	90,967
300,000	District of Columbia, RB, 4.99%, 12/01/23	335,433
195,000	Kansas Development Finance Authority, RB, Series N, 5.20%, 11/01/19	225,931
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	337,482
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	226,088
200,000	Reeves County, Texas, Correctional Facilities, 7.40%, 12/01/17	212,302
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	228,458
100,000	State of Florida Lottery, RB, 5.19%, 07/01/19	112,306
265,000	Town of Hamden, Connecticut, GO, Series B, 5.38%, 08/15/22	297,497
200,000	Town of Parker, Colorado, Series A, 5.30%, 11/01/18	220,936
155,000	Upper St. Clair Township School District, 2.86%, 07/15/21	147,425
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	109,709
		3,869,204
Treasury Inflation Index Securities - 0.8%
279,581	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (g)	304,328
246,722	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (g)	293,426
		597,754
U.S. Treasury Securities - 0.8%
200,000	U.S. Treasury Note, 3.25%, 12/31/16	216,359
300,000	U.S. Treasury Note, 3.75%, 11/15/18	335,227
		551,586
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 0.4%
Federal National Mortgage Association - 0.4%
268,535	Federal National Mortgage Association, 3.50%, 12/01/26	280,035

Total Government and Agency Obligations (cost $5,497,673)		5,783,462

Shares
Exchange Traded Funds - 0.8%
Investment Company - 0.8%
34,400	Alerian MLP ETF	614,040

Total Exchange Traded Funds (cost $580,373)		614,040

Short Term Investments - 4.1%
Investment Company - 4.1%
2,883,424	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (h)	2,883,424

Total Short Term Investments (cost $2,883,424)		2,883,424

Total Investments - 99.5% (cost $56,362,467)		70,222,941
Other assets in excess of liabilities - 0.5%		335,534
NET ASSETS - 100%		$70,558,475

(a)	Non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect at June 30, 2013.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has not deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors. See Restricted Securities in the Notes to Financial Statements.

(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors.

(e)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2013.
(f)	This security is a direct debt of the agency and not collateralized by mortgages.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

ETF	Exchange-Traded Fund
GO	General Obligation
MLP	Master Limited Partnership
RB	Revenue Bond

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

CORE EQUITY FUND

Shares	Security Description	Value
Common Stocks - 97.2%
Consumer Discretionary - 11.6%
76,200	Comcast Corp. - Class A	$3,191,256
35,400	DIRECTV (a)	2,181,348
44,600	Kohl’s Corp.	2,252,746
50,300	Lear Corp.	3,041,138
15,600	Mohawk Industries Inc. (a)	1,754,844
55,000	Nike Inc. - Class B	3,502,400
63,700	Omnicom Group Inc.	4,004,819
		19,928,551
Consumer Staples - 10.0%
77,300	General Mills Inc.	3,751,369
72,100	PepsiCo Inc.	5,897,059
34,700	Philip Morris International Inc.	3,005,714
57,800	Procter & Gamble Co.	4,450,022
		17,104,164
Energy - 10.4%
47,900	Chevron Corp.	5,668,486
58,500	Ensco Plc - Class A	3,400,020
66,100	Exxon Mobil Corp.	5,972,135
40,400	Schlumberger Ltd.	2,895,064
		17,935,705
Financials - 17.9%
55,400	AFLAC Inc.	3,219,848
51,100	Aon Plc - Class A	3,288,285
96,400	BB&T Corp.	3,266,032
7,100	BlackRock Inc.	1,823,635
55,100	Citigroup Inc.	2,643,147
12,000	IntercontinentalExchange Inc. (a)	2,133,120
89,400	JPMorgan Chase & Co.	4,719,426
89,400	MetLife Inc.	4,090,944
31,500	Travelers Cos. Inc.	2,517,480
82,700	U.S. Bancorp	2,989,605
		30,691,522
Health Care - 12.5%
87,800	Dentsply International Inc.	3,596,288
24,100	McKesson Corp.	2,759,450
92,400	Medtronic Inc.	4,755,828
76,000	Novartis AG - ADR	5,373,960
55,000	Teva Pharmaceutical Industries Ltd. - ADR	2,156,000
42,900	Varian Medical Systems Inc. (a)	2,893,605
		21,535,131
Industrials - 11.6%
40,700	3M Co.	4,450,545
73,100	Flowserve Corp.	3,948,131
172,000	General Electric Co.	3,988,680
66,100	Jacobs Engineering Group Inc. (a)	3,644,093
47,200	Towers Watson & Co. - Class A	3,867,568
		19,899,017
Information Technology - 17.6%
9,300	Apple Inc.	3,683,544
67,200	Avnet Inc. (a)	2,257,920
126,100	Cisco Systems Inc.	3,065,491
120,100	EMC Corp.	2,836,762
115,900	Intel Corp.	2,807,098
13,600	International Business Machines Corp.	2,599,096
87,800	Microsoft Corp.	3,031,734
123,600	Oracle Corp.	3,796,992
51,800	QUALCOMM Inc.	3,163,944
85,700	Texas Instruments Inc.	2,988,359
		30,230,940
Materials - 2.8%
28,800	Air Products & Chemicals Inc.	2,637,216
80,100	Allegheny Technologies Inc.	2,107,431
		4,744,647
Utilities - 2.8%
55,500	Southern Co.	2,449,215
85,000	Xcel Energy Inc.	2,408,900
		4,858,115

Total Common Stocks (cost $121,435,622)		166,927,792

Short Term Investments - 2.8%
Investment Company - 2.8%
4,811,341	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	4,811,341

Total Short Term Investments (cost $4,811,341)		4,811,341

Total Investments - 100.0% (cost $126,246,963)		171,739,133
Other assets in excess of liabilities - 0.0%		69,626
NET ASSETS - 100%		$171,808,759

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value
Common Stocks - 97.5%
Consumer Discretionary - 15.9%
10,000	BorgWarner Inc. (a)	$861,500
9,000	Coach Inc.	513,810
38,500	Comcast Corp. - Class A	1,612,380
18,500	Discovery Communications Inc. — Class C (a)	1,288,710
12,400	Nordstrom Inc.	743,256
1,500	Priceline.com Inc. (a)	1,240,695
17,500	Starbucks Corp.	1,146,075
6,700	Wynn Resorts Ltd.	857,600
		8,264,026
Consumer Staples - 4.4%
15,000	CVS Caremark Corp.	857,700
20,000	Mondelez International Inc. - Class A	570,600
16,600	Whole Foods Market Inc.	854,568
		2,282,868
Energy - 7.3%
6,100	Concho Resources Inc. (a)	510,692
10,400	Noble Energy Inc.	624,416
12,000	Occidental Petroleum Corp.	1,070,760
12,000	Schlumberger Ltd.	859,920
22,000	Williams Cos. Inc.	714,340
		3,780,128
Financials - 8.7%
6,000	Affiliated Managers Group Inc. (a)	983,640
17,400	JPMorgan Chase & Co.	918,546
7,500	T. Rowe Price Group Inc.	548,625
26,400	U.S. Bancorp	954,360
28,000	Wells Fargo & Co.	1,155,560
		4,560,731
Health Care - 17.7%
3,700	Biogen Idec Inc. (a)	796,240
19,100	Catamaran Corp. (a)	930,552
11,000	Celgene Corp. (a)	1,286,010
9,000	Cerner Corp. (a)	864,810
23,250	Stryker Corp.	1,503,810
16,600	Thermo Fisher Scientific Inc.	1,404,858
15,000	UnitedHealth Group Inc.	982,200
17,000	Valeant Pharmaceuticals International Inc. (a)	1,463,360
		9,231,840
Industrials - 13.9%
9,980	Cummins Inc.	1,082,431
18,000	Dover Corp.	1,397,880
14,000	FedEx Corp.	1,380,120
20,000	Illinois Tool Works Inc.	1,383,400
6,000	Roper Industries Inc.	745,320
8,000	Union Pacific Corp.	1,234,240
		7,223,391
Information Technology - 25.0%
13,000	Accenture Plc - Class A	935,480
27,600	Adobe Systems Inc. (a)	1,257,456
1,400	Apple Inc.	554,512
39,000	CA Inc.	1,116,570
15,300	Citrix Systems Inc. (a)	923,049
20,000	Cognizant Technology Solutions Corp. - Class A (a)	1,252,200
4,200	Equinix Inc. (a)	775,824
16,000	Fiserv Inc. (a)	1,398,560
1,700	Google Inc. - Class A (a)	1,496,629
2,330	MasterCard Inc. - Class A	1,338,585
39,000	Oracle Corp.	1,198,080
11,500	VMware Inc. - Class A (a)	770,385
		13,017,330
Materials - 4.6%
14,000	Eastman Chemical Co.	980,140
14,300	Monsanto Co.	1,412,840
		2,392,980

Total Common Stocks (cost $34,808,513)		50,753,294

Short Term Investments - 1.6%
Investment Company - 1.6%
801,011	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	801,011

Total Short Term Investments (cost $801,011)		801,011

Total Investments - 99.1% (cost $35,609,524)		51,554,305
Other assets in excess of liabilities - 0.9%		491,791
NET ASSETS - 100%		$52,046,096

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying notes to financial statements.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 96.7%
Consumer Discretionary - 19.2%
24,000	Bally Technologies Inc. (a)	$1,354,080
23,100	BorgWarner Inc. (a)	1,990,065
42,000	Cabela’s Inc. (a)	2,719,920
81,953	Chico’s FAS Inc.	1,398,118
10,000	Coach Inc.	570,900
30,000	Discovery Communications Inc. — Class C (a)	2,089,800
33,000	Foot Locker Inc.	1,159,290
54,000	HanesBrands Inc.	2,776,680
30,000	Nordstrom Inc.	1,798,200
91,000	Pier 1 Imports Inc.	2,137,590
13,000	Polaris Industries Inc.	1,235,000
100,000	PulteGroup Inc. (a)	1,897,000
150,000	Standard Pacific Corp. (a)	1,249,500
60,000	Tenneco Inc. (a)	2,716,800
12,000	Ulta Salon Cosmetics & Fragrance Inc. (a)	1,201,920
26,800	Vitamin Shoppe Inc. (a)	1,201,712
		27,496,575
Consumer Staples - 3.3%
12,500	Church & Dwight Co. Inc.	771,375
44,000	Herbalife Ltd.	1,986,160
22,400	PriceSmart Inc.	1,962,912
		4,720,447
Energy - 3.1%
9,000	Concho Resources Inc. (a)	753,480
96,700	Kodiak Oil & Gas Corp. (a)	859,663
24,600	Noble Energy Inc.	1,476,984
100,000	Northern Oil and Gas Inc. (a)	1,334,000
		4,424,127
Financials - 9.5%
13,500	Affiliated Managers Group Inc. (a)	2,213,190
14,550	Credit Acceptance Corp. (a)	1,528,478
98,000	Home Bancshares Inc.	2,545,060
20,000	Portfolio Recovery Associates Inc. (a)	3,072,600
25,000	Signature Bank (a)	2,075,500
61,400	Stifel Financial Corp. (a)	2,190,138
		13,624,966
Health Care - 13.9%
61,000	Bio-Reference Labs Inc. (a)	1,753,750
41,220	Catamaran Corp. (a)	2,008,238
20,800	Cerner Corp. (a)	1,998,672
106,000	MedAssets Inc. (a)	1,880,440
275,000	PDL BioPharma Inc.	2,123,000
62,400	Questcor Pharmaceuticals Inc.	2,836,704
55,100	Santarus Inc. (a)	1,159,855
24,000	Teleflex Inc.	1,859,760
24,000	United Therapeutics Corp. (a)	1,579,680
31,500	Valeant Pharmaceuticals International Inc. (a)	2,711,520
		19,911,619
Industrials - 20.0%
32,100	AGCO Corp.	1,611,099
46,300	Applied Industrial Technologies Inc.	2,237,679
31,000	Atlas Air Worldwide Holdings Inc. (a)	1,356,560
31,000	Dover Corp.	2,407,460
42,000	Fortune Brands Home & Security Inc.	1,627,080
18,000	Genesee & Wyoming Inc. - Class A (a)	1,527,120
44,000	HUB Group Inc. - Class A (a)	1,602,480
10,000	Joy Global Inc.	485,300
27,700	Landstar System Inc.	1,426,550
39,700	Lincoln Electric Holdings Inc.	2,273,619
15,200	Middleby Corp. (a)	2,585,368
31,000	Pall Corp.	2,059,330
12,700	Roper Industries Inc.	1,577,594
70,000	Tetra Tech Inc. (a)	1,645,700
24,000	Triumph Group Inc.	1,899,600
57,000	Woodward Inc.	2,280,000
		28,602,539
Information Technology - 19.9%
53,000	Adobe Systems Inc. (a)	2,414,680
30,000	Akamai Technologies Inc. (a)	1,276,500
90,000	CA Inc.	2,576,700
161,400	Cadence Design Systems Inc. (a)	2,337,072
20,000	Citrix Systems Inc. (a)	1,206,600
43,000	Cognizant Technology Solutions Corp. - Class A (a)	2,692,230
8,000	Equinix Inc. (a)	1,477,760
10,000	FactSet Research Systems Inc.	1,019,400
17,500	Fiserv Inc. (a)	1,529,675
43,000	IAC/InterActiveCorp.	2,045,080
27,600	Jack Henry & Associates Inc.	1,300,788
100,000	Mentor Graphics Corp.	1,955,000
51,000	NeuStar Inc. - Class A (a)	2,482,680
27,000	OSI Systems Inc. (a)	1,739,340
100,000	ValueClick Inc. (a)	2,468,000
		28,521,505
Materials - 7.8%
10,000	Agrium Inc.	869,600
55,000	Caesarstone Sdot-Yam Ltd.	1,497,650
31,000	Eastman Chemical Co.	2,170,310
32,000	FMC Corp.	1,953,920
74,000	HB Fuller Co.	2,797,940
42,500	PH Glatfelter Co.	1,066,750
10,000	Sigma-Aldrich Corp.	803,600
		11,159,770

Total Common Stocks (cost $93,327,751)		138,461,548

See accompanying Notes to Portfolio Investments.

Shares	Security Description	Value
Short Term Investments - 4.2%
Investment Company - 4.2%
6,049,385	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$6,049,385

Total Short Term Investments (cost $6,049,385)		6,049,385

Total Investments - 100.9% (cost $99,377,136)		144,510,933
Liabilities in excess of other assets - (0.9%)		(1,254,376)
NET ASSETS - 100%		$143,256,557

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 97.9%
Consumer Discretionary - 14.2%
136,800	Ann Inc. (a)	$4,541,760
66,300	Buckle Inc.	3,448,926
300,400	Callaway Golf Co.	1,976,632
98,100	Iconix Brand Group Inc. (a)	2,885,121
89,600	International Speedway Corp. - Class A	2,819,712
84,100	Jack in the Box Inc. (a)	3,304,289
99,200	Maidenform Brands Inc. (a)	1,719,136
70,900	Steiner Leisure Ltd. (a)	3,747,774
		24,443,350
Consumer Staples - 2.9%
65,500	Calavo Growers Inc.	1,780,945
21,100	Lancaster Colony Corp.	1,645,589
30,700	WD-40 Co.	1,672,536
		5,099,070
Energy - 6.0%
49,800	Dresser-Rand Group Inc. (a)	2,987,004
55,800	SM Energy Co.	3,346,884
70,300	Tidewater Inc.	4,004,991
		10,338,879
Financials - 22.3%
40,900	Cullen/Frost Bankers Inc.	2,730,893
31,800	GAMCO Investors Inc.	1,762,038
35,600	Home Properties Inc.	2,327,172
30,500	Jones Lang LaSalle Inc.	2,779,770
66,900	LTC Properties Inc.	2,612,445
84,500	Mack-Cali Realty Corp.	2,069,405
116,500	MB Financial Inc.	3,122,200
296,400	Meadowbrook Insurance Group Inc.	2,380,092
216,600	Old National Bancorp	2,995,578
131,600	Selective Insurance Group	3,029,432
112,075	Southside Bancshares Inc.	2,676,351
97,200	Stifel Financial Corp. (a)	3,467,124
54,500	UMB Financial Corp.	3,034,015
136,100	United Bankshares Inc.	3,599,845
		38,586,360
Health Care - 10.2%
66,600	CONMED Corp.	2,080,584
64,500	Greatbatch Inc. (a)	2,114,955
103,400	Team Health Holdings Inc. (a)	4,246,638
159,400	VCA Antech Inc. (a)	4,158,746
70,700	West Pharmaceutical Services Inc.	4,967,382
		17,568,305
Industrials - 15.7%
100,100	Actuant Corp. - Class A	3,300,297
113,900	Barnes Group Inc.	3,415,861
40,400	Carlisle Cos. Inc.	2,517,324
54,900	CLARCOR Inc.	2,866,329
38,900	Hubbell Inc. - Class B	3,851,100
56,300	IDEX Corp.	3,029,503
248,200	Navigant Consulting Inc. (a)	2,978,400
116,300	Tetra Tech Inc. (a)	2,734,213
97,600	Werner Enterprises Inc.	2,358,992
		27,052,019
Information Technology - 16.9%
39,400	Anixter International Inc. (a)	2,986,914
45,400	CACI International Inc. - Class A (a)	2,882,446
56,500	Littelfuse Inc.	4,215,465
259,100	Micrel Inc.	2,559,908
119,200	Microsemi Corp. (a)	2,711,800
36,900	MTS Systems Corp.	2,088,540
74,300	National Instruments Corp.	2,075,942
97,400	Park Electrochemical Corp.	2,338,574
115,900	PTC INC (a)	2,843,027
34,700	Syntel Inc.	2,181,589
52,900	Zebra Technologies Corp. - Class A (a)	2,297,976
		29,182,181
Materials - 5.6%
49,100	Carpenter Technology Corp.	2,212,937
95,800	Intrepid Potash Inc.	1,824,990
99,200	Materion Corp.	2,687,328
72,000	Sensient Technologies Corp.	2,913,840
		9,639,095
Utilities - 4.1%
74,300	IDACORP Inc.	3,548,568
109,900	Westar Energy Inc.	3,512,404
		7,060,972

Total Common Stocks (cost $130,433,349)		168,970,231

Short Term Investments - 1.7%
Investment Company - 1.7%
2,922,023	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	2,922,023

Total Short Term Investments (cost $2,922,023)		2,922,023

Total Investments - 99.6% (cost $133,355,372)		171,892,254
Other assets in excess of liabilities - 0.4%		625,017
NET ASSETS - 100%		$172,517,271

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying notes to financial statements.

QUARTERLY REPORT 2013

NOTES TO PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by Tributary Funds, Inc. (the “Company”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates. As of June 30, 2013, the Company offered shares of seven distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to:  type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ adviser, sub-adviser and Treasurer, who serves on the committee as a non-voting member.  The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 — includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

QUARTERLY REPORT 2013

NOTES TO PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

Level 2 — includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 — includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2013, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$21,694,207	$1,685,926	$23,380,133
Corporate Bonds	—	26,600,812	—	26,600,812
Government and Agency Obligations	—	32,320,133	—	32,320,133
Preferred Stocks	—	471,592	—	471,592
Short Term Investments	1,659,024	—	—	1,659,024
Total	$1,659,024	$81,086,744	$1,685,926	$84,431,694

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$21,432,865	$2,138,776	$23,571,641
Corporate Bonds	—	19,340,037	—	19,340,037
Government and Agency Obligations	—	35,043,917	—	35,043,917
Preferred Stock	—	497,315	—	497,315
Exchange Traded Funds	458,570	—	—	458,570
Investment Company	1,428,389	—	—	1,428,389
Short Term Investments	1,155,655	—	—	1,155,655
Total	$3,042,614	$76,314,134	$2,138,776	$81,495,524

QUARTERLY REPORT 2013

NOTES TO PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

Balanced Fund
Common Stocks	$44,236,894	$—	$—	$44,236,894
Corporate Bonds	—	16,705,121	—	16,705,121
Government and Agency Obligations	—	5,783,462	—	5,783,462
Exchange Traded Funds	614,040	—	—	614,040
Short Term Investments	2,883,424	—	—	2,883,424
Total	$47,734,358	$22,488,583	$—	$70,222,941

Core Equity Fund
Common Stocks	$166,927,792	$—	$—	$166,927,792
Short Term Investments	4,811,341	—	—	4,811,341
Total	$171,739,133	$—	$—	$171,739,133

Large Cap Growth Fund
Common Stocks	$50,753,294	$—	$—	$50,753,294
Short Term Investments	801,011	—	—	801,011
Total	$51,554,305	$—	$—	$51,554,305

Growth Opportunities Fund
Common Stocks	$138,461,548	$—	$—	$138,461,548
Short Term Investments	6,049,385	—	—	6,049,385
Total	$144,510,933	$—	$—	$144,510,933

Small Company Fund
Common Stocks	$168,970,231	$—	$—	$168,970,231
Short Term Investments	2,922,023	—	—	2,922,023
Total	$171,892,254	$—	$—	$171,892,254

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended June 30, 2013.  There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2013.

Securities Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

QUARTERLY REPORT 2013

NOTES TO PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid or not is determined pursuant to procedures established by the Board.  Not all restricted securities are considered illiquid.  As of June 30, 2013, the Balanced Fund held the following Rule 144A security that was not deemed liquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 2.95%, 04/13/20	3/31/10	$500,000	$480,272	0.7%

2. Federal Income Taxes

As of June 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$84,025,063	$1,299,681	$(893,050)	$406,631
Income Fund	80,864,154	2,737,207	(2,105,837)	631,370
Balanced Fund	56,493,466	14,450,912	(721,437)	13,729,475
Core Equity Fund	126,791,427	48,379,193	(3,431,487)	44,947,706
Large Cap Growth Fund	35,640,105	16,088,382	(174,182)	15,914,200
Growth Opportunities Fund	99,449,678	45,517,007	(455,752)	45,061,255
Small Company Fund	133,592,377	41,599,878	(3,300,001)	38,299,877

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales and tax amortization/accretion methods for premium and market discount.

3. Subsequent Events

On June 4, 2013, the Board approved a Plan of Liquidation (the “Plan”) for the Core Equity Fund.  Effective close of business on July 26, 2013, the Core Equity Fund was liquidated and distributed to its shareholders as of that date.

On June 3, 2013, the Board approved to terminate First National Fund Advisers, a division of First National Bank of Omaha, as the investment sub-adviser for the Balanced Fund. Effective July 26, 2013, Tributary Capital Management, LLC served as the only investment adviser to the Balanced Fund.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	August 28, 2013

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 28, 2013

Exhibit List

Exhibit 3(a):                            Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.